Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 41,297	$ 40,167
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	20,924	18,602
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	20,373	21,565
Subsidiaries [Member] | Other Consolidated Community Development and Tax-Advantaged Investment Vies, Capitalized Lease Obligations, Debt Issuance Fees, and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,110	848
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.95%
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	$ 1,300	1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 199	199
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.10%
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2021
Debt Instrument Maturity Year, End	Dec. 31, 2030
Long-term debt	$ 15,492	13,820
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.85%
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.125%
Fixed Rate [Member] | Parent Company [Member] | Other Debt Issuance Fees and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	$ 683	33
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Debt Instrument Maturity Year, End	Dec. 31, 2029
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2021
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 1,003	1,106
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.25%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2021
Debt Instrument Maturity Year, End	Dec. 31, 2025
Long-term debt	$ 9,100	9,550
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.80%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.45%
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.855%
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	$ 250	250
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2022
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 3,272	3,272
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.474%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.765%
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2021
Debt Instrument Maturity Year, End	Dec. 31, 2059
Long-term debt	$ 5,888	$ 6,789
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.653%